Nature of Operations and Summary of Significant Accounting Policies - Initial Public Offering and Over Allotment Offering (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Jan. 15, 2020	Dec. 17, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Offering expenses			$ 216	$ 529	$ 5,227	$ 0	$ 0
Common Stock, shares authorized (in shares)						46,000,000
Preferred Stock, shares authorized (in shares)		10,000,000			10,000,000
Class A common stock
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, shares authorized (in shares)		1,000,000,000	1,000,000,000		1,000,000,000
Class A common stock | IPO
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares issued and sold in offering (in shares)		8,823,530
Price per share (in dollar per share)		$ 17.00
Aggregate gross offering price		$ 150,000
Total proceeds from offering		134,300
Payments for underwriting expense		10,500
Offering expenses		$ 5,200
Class A common stock | Over-allotment option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares issued and sold in offering (in shares)	629,603
Total proceeds from offering	$ 10,000
Class B common stock
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, shares authorized (in shares)		25,000,000	25,000,000		25,000,000
Common Stock
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Conversion of stock (in shares)		22,014,263			22,014,263